Income Taxes (Schedule Of Deferred Income Taxes) (Details) (EUR €) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Deferred tax assets:
Reserves and allowances	€ 20,322	€ 10,415	€ 7,020
Net operating losses	83,478	86,720	153,407
Depreciation	2,260	363	2,331
Other	1,112	6,391	1,216
Gross deferred tax assets	107,172	103,889	163,974
Less: valuation allowance	(83,250)	(76,467)	(149,600)
Net deferred tax assets	23,922	27,422	14,374
Deferred tax liabilities:	(988)	(4,381)	(322)
Net deferred income taxes	22,934	23,041	14,052
Acquisitions [Member]
Deferred tax assets:
Reserves and allowances	0	255
Net operating losses	0	7,038
Depreciation	0	(1,164)
Other	0	(12,302)
Gross deferred tax assets	0	(6,173)
Less: valuation allowance	0	0
Net deferred tax assets	0	(6,173)
Deferred tax liabilities:	0	(13,295)
Net deferred income taxes	0	(19,468)
Reclassifications [Member]
Deferred tax assets:
Reserves and allowances	3,985	163
Net operating losses	0	0
Depreciation	508	0
Other	(6,525)	0
Gross deferred tax assets	(2,032)	163
Less: valuation allowance	(180)
Net deferred tax assets	(2,212)	163
Deferred tax liabilities:	2,212	(163)
Net deferred income taxes	0	0
Consolidated Statement of Operations [Member]
Deferred tax assets:
Reserves and allowances	4,928	3,860
Net operating losses	(2,303)	(74,935)
Depreciation	1,478	(801)
Other	1,345	18,438
Gross deferred tax assets	5,448	(53,438)
Less: valuation allowance	(6,442)	73,010
Net deferred tax assets	(994)	19,572
Deferred tax liabilities:	1,142	8,914
Net deferred income taxes	148	28,486
Equity [Member]
Deferred tax assets:
Reserves and allowances	1,730	(337)
Net operating losses	0	0
Depreciation	0	0
Other	28	0
Gross deferred tax assets	1,758	(337)
Less: valuation allowance	0	0
Net deferred tax assets	1,758	(337)
Deferred tax liabilities:	0	0
Net deferred income taxes	1,758	(337)
Exchange Differences [Member]
Deferred tax assets:
Reserves and allowances	(736)	(546)
Net operating losses	(939)	1,210
Depreciation	(89)	(3)
Other	(127)	(961)
Gross deferred tax assets	(1,891)	(300)
Less: valuation allowance	(161)	123
Net deferred tax assets	(2,052)	(177)
Deferred tax liabilities:	39	485
Net deferred income taxes	€ (2,013)	€ 308